LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–53.56%
INVESTMENT COMPANIES–53.56%
Equity Funds–20.97%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	4,104,099	$65,070,493
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	734,935	10,863,074
LVIP SSGA S&P 500 Index Fund	1,005,246	32,394,056
LVIP SSGA Small-Cap Index Fund	306,578	10,756,905
		119,084,528
Fixed Income Fund–16.83%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	9,466,306	95,552,888
		95,552,888
International Equity Funds–15.76%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	1,055,962	11,035,863
LVIP Franklin Templeton Multi-Factor International Equity Fund	4,695,012	49,645,058
LVIP SSGA International Index Fund	2,150,938	28,826,870
		89,507,791
Total Affiliated Investments (Cost $232,021,687)		304,145,207

UNAFFILIATED INVESTMENTS–46.24%
INVESTMENT COMPANIES–46.24%
Equity Funds–18.88%
Communication Services Select Sector SPDR® Fund	95,602	10,598,438
Health Care Select Sector SPDR® Fund	72,306	10,600,783
SPDR® Gold Shares	30,829	13,265,410
SPDR® Portfolio S&P 600 Small Cap ETF	560,630	27,089,641
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
SPDR® S&P 500 ETF Trust	53,893	$35,048,774
State Street Industrial Select Sector SPDR ETF	32,278	5,220,321
Technology Select Sector SPDR® Fund	40,618	5,398,132
		107,221,499
Fixed Income Funds–15.41%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	346,188	5,995,976
SPDR® Bloomberg Barclays High Yield Bond ETF	58,678	5,616,658
SPDR® FTSE International Government Inflation-Protected Bond ETF	280,442	11,105,503
SPDR® Portfolio Long Term Corporate Bond ETF	498,061	11,066,916
SPDR® Portfolio Long Term Treasury ETF	421,743	11,091,841
SPDR® Portfolio TIPS ETF	1,638,997	42,630,312
		87,507,206
International Equity Funds–7.11%
SPDR® Portfolio Developed World ex-US ETF	359,562	16,414,005
SPDR® Portfolio Emerging Markets ETF	509,945	23,921,520
		40,335,525
Money Market Fund–4.84%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	27,491,282	27,491,282
		27,491,282
Total Unaffiliated Investments (Cost $235,823,133)		262,555,512

TOTAL INVESTMENTS–99.80% (Cost $467,844,820)	566,700,719
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.20%	1,131,188
NET ASSETS APPLICABLE TO 43,644,623 SHARES OUTSTANDING–100.00%	$567,831,907

✧✧Standard Class shares.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–1

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2026:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
7	CME British Pound Currency Futures	$578,638	$586,028	6/15/26	$—	$(7,390)
7	CME Euro Foreign Exchange Currency Futures	1,013,731	1,016,742	6/15/26	—	(3,011)
9	CME Japanese Yen Currency Futures	712,575	713,949	6/15/26	—	(1,374)
					—	(11,775)
Equity Contracts:
14	CME E-mini Russell 2000 Index Futures	1,758,540	1,792,964	6/18/26	—	(34,424)
20	CME E-mini S&P 500 Index Futures	6,570,750	6,724,717	6/18/26	—	(153,967)
4	CME E-mini S&P MidCap 400 Index Futures	1,358,600	1,348,670	6/18/26	9,930	—
15	Eurex EURO STOXX 50 Futures	952,710	986,800	6/19/26	—	(34,090)
4	FTSE 100 Index Futures	539,976	544,257	6/19/26	—	(4,281)
8	ICE U.S. MSCI Emerging Markets Index Futures	581,840	601,539	6/19/26	—	(19,699)
2	OSE Nikkei 225 Index Futures	644,718	657,205	6/11/26	—	(12,487)
					9,930	(258,948)
Total Futures Contracts					$9,930	$(270,723)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–2

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes
March 31, 2026 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/26	Number of Shares 03/31/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-53.56%@
Equity Funds-20.97%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$68,767,984	$1,800,000	$2,010,000	$(76,380)	$(3,411,111)	$65,070,493	4,104,099	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	11,682,981	—	1,080,000	308,077	(47,984)	10,863,074	734,935	—	—
✧✧LVIP SSGA S&P 500 Index Fund	34,664,751	320,000	1,100,000	(7,431)	(1,483,264)	32,394,056	1,005,246	—	—
✧✧LVIP SSGA Small-Cap Index Fund	11,665,520	—	1,040,000	336,281	(204,896)	10,756,905	306,578	—	—
Fixed Income Fund-16.83%@
✧✧LVIP SSGA Bond Index Fund	89,955,923	8,550,000	3,023,255	(61,846)	132,066	95,552,888	9,466,306	—	—
International Equity Funds-15.76%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	11,590,697	—	1,060,000	288,318	216,848	11,035,863	1,055,962	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	53,606,576	180,000	4,809,999	999,195	(330,714)	49,645,058	4,695,012	—	—
✧✧LVIP SSGA International Index Fund	35,425,629	—	6,900,000	328,856	(27,615)	28,826,870	2,150,938	—	—
Total	$317,360,061	$10,850,000	$21,023,254	$2,115,070	$(5,156,670)	$304,145,207		$—	$—

@ As a percentage of Net Assets as of March 31, 2026.
✧✧ Standard Class shares.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–3